Related Party Transactions - Balance Related to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Related Party Transactions [Abstract]
Purchases of inventory from supplier related to shareholder		$ 262	$ 1,803
Management fees to a related party	188	180	158
Consultant fees to a related party	156	165	165
Expense reimbursement to a related party	237	241	238
Interest expense on cash advance received from controlling shareholder	164	308	609
Wholesale distribution service payments to a related party	1	3	11
Accounts payable to supplier related to shareholder		31	170
Accounts payable to related parties	57	65	69
Interest payable on cash advance received from controlling shareholder	$ 13	$ 14	$ 47